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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22004

Voya Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ

85258 (Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.0%
		Australia: 22.0%
62,811		Australia & New Zealand Banking Group Ltd.	$1,962,313	1.1
113,606		BHP Billiton Ltd.	3,864,891	2.1
1,159,378	@	CFS Retail Property Trust	2,214,622	1.2
188,754		Coca-Cola Amatil Ltd.	1,665,985	0.9
436,178		Goodman Group	2,070,135	1.1
683,541		Incitec Pivot Ltd.	1,752,612	1.0
382,675	@	Insurance Australia Group	2,122,431	1.2
694,339		Metcash Ltd.	1,841,628	1.0
64,274		National Australia Bank Ltd.	2,007,335	1.1
35,778		Rio Tinto Ltd.	1,979,321	1.1
161,211	@	Santos Ltd.	2,182,737	1.2
1,591,369	@	Sigma Pharmaceuticals Ltd.	1,051,879	0.6
1,208,873		Spark Infrastructure Group	2,028,187	1.1
543,187		Stockland	1,974,568	1.1
171,544		Suncorp Group Ltd	2,136,706	1.2
477,038		Sydney Airport	1,951,284	1.1
410,488		Toll Holdings Ltd.	2,074,330	1.2
279,034		Transurban Group	1,931,832	1.1
152,403		Treasury Wine Estates Ltd.	740,299	0.4
66,290		Westpac Banking Corp.	2,124,974	1.2
			39,678,069	22.0

		China: 22.2%
712,000		BOC Hong Kong Holdings Ltd.	2,146,203	1.2
3,132,000	@	China BlueChemical Ltd.	1,678,729	0.9
4,288,000		China Communications Services Corp., Ltd.	2,037,830	1.1
4,325,960		China Construction Bank	3,182,315	1.8
208,000		China Mobile Ltd.	2,038,595	1.1
852,000	@	China Overseas Land & Investment Ltd.	2,225,805	1.2
2,163,800		China Petroleum & Chemical Corp.	1,956,757	1.1
746,000		China Resources Power Holdings Co.	1,963,813	1.1
5,140,000		China Shanshui Cement Group Ltd.	1,875,603	1.0
560,000		China Shineway Pharmaceutical Group Ltd.	1,026,521	0.6
4,586,000		China Telecom Corp., Ltd.	2,311,065	1.3
1,422,000		COSCO Pacific Ltd.	1,880,965	1.0
1,952,000		Guangdong Investment Ltd.	2,169,315	1.2
1,580,000		Harbin Electric Co. Ltd.	943,072	0.5
4,914,379		Industrial and Commercial Bank of China Ltd.	3,204,402	1.8
836,000	@	Jiangsu Expressway Co. Ltd.	1,005,186	0.6
3,323,500		Parkson Retail Group Ltd.	982,680	0.5
1,840,000		PetroChina Co., Ltd.	2,201,764	1.2
672,000		Shanghai Industrial Holdings Ltd.	2,078,702	1.2
820,000		Sinopec Engineering Group Co. Ltd.	947,034	0.5
2,340,000		Zhejiang Expressway Co., Ltd.	2,319,962	1.3
			40,176,318	22.2

		Hong Kong: 9.3%
602,800		AIA Group Ltd.	3,026,454	1.7
298,398		Cheung Kong Infrastructure Holdings Ltd.	2,039,271	1.1
260,000		CLP Holdings Ltd.	2,142,390	1.2
13,570,000		Emperor Watch & Jewellery Ltd.	982,441	0.6
701,000		Hang Lung Properties Ltd.	2,228,672	1.2
436,212		Link Real Estate Investment Trust	2,329,319	1.3
519,500		MTR Corp.	1,968,288	1.1
319,100		Television Broadcasts Ltd.	2,010,594	1.1
			16,727,429	9.3

		India: 7.6%
460,871		Bharat Heavy Electricals Ltd.	1,889,927	1.0
310,336		Coal India Ltd.	1,949,253	1.1
4,584,454		NHPC Ltd.	1,923,013	1.1
804,927		NTPC Ltd.	2,186,906	1.2
325,119		Oil & Natural Gas Corp., Ltd.	2,081,395	1.2
372,015		Oriental Bank Of Commerce	2,134,658	1.2
95,681		Punjab National Bank	1,530,039	0.8
			13,695,191	7.6

		Indonesia: 3.8%
885,500		Indo Tambangraya Megah PT	2,175,938	1.2
3,507,000		Indofood Sukses Makmur Tbk PT	2,054,214	1.2
5,451,500		XL Axiata Tbk PT	2,558,808	1.4
			6,788,960	3.8

		Malaysia: 2.4%
1,624,013		Berjaya Sports Toto BHD	1,931,345	1.1
1,156,500		IJM Corp. Bhd	2,409,408	1.3
			4,340,753	2.4

		New Zealand: 1.1%
339,974		Sky Network Television Ltd.	1,906,265	1.1

		Singapore: 2.4%
1,331,000		CapitaMall Trust	2,198,890	1.2
122,000		United Overseas Bank Ltd.	2,196,241	1.2
			4,395,131	2.4

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: 12.3%
84,780	Hite Jinro Co. Ltd.	$1,797,069	1.0
66,850	Hyundai Marine & Fire Insurance Co., Ltd.	1,898,730	1.0
4,238	Hyundai Motor Co.	598,779	0.3
10,406	Hyundai Motor Co.- Series 2	1,543,368	0.9
69,990	Kangwon Land, Inc.	2,091,512	1.2
58,709	@ KB Financial Group, Inc.	1,996,377	1.1
73,790	KT Corp.	2,195,177	1.2
24,986	KT&G Corp.	2,032,776	1.1
6,956	POSCO	1,971,987	1.1
1,567	@ Samsung Electronics Co., Ltd.	2,219,771	1.2
44,250	Shinhan Financial Group Co., Ltd.	1,934,493	1.1
19,033	SK Innovation Co. Ltd.	1,990,395	1.1
		22,270,434	12.3

	Taiwan: 10.7%
432,000	Cheng Uei Precision Industry Co., Ltd.	828,189	0.4
3,149,322	@ CTBC Financial Holding Co. Ltd	2,008,640	1.1
146,273	MediaTek, Inc.	2,379,003	1.3
2,726,021	Mega Financial Holdings Co., Ltd.	2,278,147	1.3
1,130,000	Powertech Technology, Inc.	2,181,936	1.2
714,000	Quanta Computer, Inc.	1,922,789	1.1
235,000	Radiant Opto-Electronics Corp.	966,242	0.5
1,120,167	Taiwan Semiconductor Manufacturing Co., Ltd.	4,489,627	2.5
773,335	TXC Corp.	1,146,528	0.6
386,000	Zhen Ding Technology Holding Ltd.	1,216,991	0.7
		19,418,092	10.7

	Thailand: 1.1%
227,300	PTT PCL-Foreign	2,037,333	1.1

	United Kingdom: 1.1%
188,800	HSBC Holdings PLC	1,988,455	1.1

	Total Common Stock (Cost $171,548,483)	173,422,430	96.0

PREFERRED STOCK: 1.4%
	South Korea: 1.4%
2,267	Samsung Electronics Co., Ltd.	2,465,709	1.4

	Total Preferred Stock (Cost $1,723,995)	2,465,709	1.4

RIGHTS: 0.0%
	Australia: 0.0%
64,891	@ Transurban Group	27,780	0.0

	Total Rights (Cost $–)	27,780	0.0

	Total Investments in Securities (Cost $173,272,478)	$175,915,919	97.4
	Assets in Excess of Other Liabilities	4,633,892	2.6
	Net Assets	$180,549,811	100.0

@	Non-income producing security

Cost for federal income tax purposes is $173,290,403.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$16,207,026
Gross Unrealized Depreciation	(13,581,510)

Net Unrealized Appreciation	$2,625,516

Sector Diversification	Percentage of Net Assets
Financials	30.5%
Industrials	11.9
Information Technology	10.9
Energy	9.2
Utilities	8.0
Materials	7.2
Consumer Discretionary	6.8
Telecommunication Services	6.1
Consumer Staples	5.6
Health Care	1.2
Assets in Excess of Other Liabilities	2.6
Net Assets	100.0%

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$1,841,628	$37,836,441	$–	$39,678,069
China	–	40,176,318	–	40,176,318
Hong Kong	2,010,594	14,716,835	–	16,727,429
India	–	13,695,191	–	13,695,191
Indonesia	–	6,788,960	–	6,788,960
Malaysia	–	4,340,753	–	4,340,753
New Zealand	–	1,906,265	–	1,906,265
Singapore	–	4,395,131	–	4,395,131
South Korea	2,032,776	20,237,658	–	22,270,434
Taiwan	–	19,418,092	–	19,418,092
Thailand	–	2,037,333	–	2,037,333
United Kingdom	–	1,988,455	–	1,988,455
Total Common Stock	5,884,998	167,537,432	–	173,422,430
Preferred Stock	–	2,465,709	–	2,465,709
Rights	–	27,780	–	27,780
Total Investments, at fair value	$5,884,998	$170,030,921	$–	$175,915,919
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(1,165,931)	$–	$(1,165,931)
Total Liabilities	$–	$(1,165,931)	$–	$(1,165,931)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Asia Pacific High Dividend Equity Income Fund Written OTC Options on May 31, 2014:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
3,200	Goldman Sachs & Co.	Call on S&P/ASX 200 Index	5,447.190 AUD	06/05/14	$190,844	$(177,778)
3,500	Merrill Lynch & Co., Inc.	Call on Hang Seng Index	21,574.470 HKD	06/05/14	143,155	(665,376)
36,800,000	Merrill Lynch & Co., Inc.	Call on Korea Stock Exchange KOSPI 200 Index	254.561 KRW	06/05/14	94,036	(203,354)
26,400	Merrill Lynch & Co., Inc.	Call on Taiwan Stock Exchange Weighted Index	8,938.489 TWD	06/05/14	59,190	(119,423)
			Total Written OTC Options		$487,225	$(1,165,931)

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Written options	$1,165,931
Total Liability Derivatives		$1,165,931

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if at May 31, 2014:

	Goldman Sachs & Co.	Merrill Lynch & Co., Inc.	Totals
Liabilities:
Written options	$177,778	$988,153	$1,165,931
Total Liabilities	$177,778	$988,153	$1,165,931

Net OTC derivative instruments by counterparty, at fair value	$(177,778)	$(988,153)	(1,165,931)

Total collateral pledged by the Fund/(Received from counterparty)		$-	$-

Net Exposure(1)	$(177,778)	$(988,153)	$(1,165,931)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 24, 2014